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December 22, 2009
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
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Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”) File Nos. 033-17619 and 811-05349 Post-Effective Amendment No. 228 to the Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of Goldman Sachs Trust (the “Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 228 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 229 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of making certain changes to the Prospectuses and Statement of Additional Information, including those necessary to comply with the new requirements of Form N-1A, for the Goldman Sachs Balanced Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured Small Cap Value Fund, Goldman Sachs Structured Small Cap Growth Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Structured International Equity Flex Fund, Goldman Sachs Structured International Small Cap Fund, Goldman Sachs Structured Emerging Markets Equity Fund, Goldman Sachs Concentrated International Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Equity Fund, Goldman Sachs BRIC (Brazil, Russia, India, China) Fund and Goldman Sachs Strategic International Equity Fund, each a series of the Registrant.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3454.
Very truly yours,
/s/ Reza Pishva
Reza Pishva